Statutory Financial Information and Dividend Limitations - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statutory Accounting Practices [Line Items]
Statutory net income	$ 7.7	$ 8.5	$ 8.6
Statutory capital and surplus	332.5	323.9
Maximum dividends company can pay during 2014 without regulatory approval	33.2
Unassigned surplus	159.2
Total Statutory capital and surplus	332.5
Risk based capital	$ 61.9